CREDIT FROM BANKING INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Short Term Loans
	US dollars
	December 31,
(in thousands)	2023	2022

Short-term loans - linked to the Mexican Pezo	138	206
Current maturities of long-term loan and credit line utilized (Note 10B)	217	11,639
	355	11,845

Schedule of Amount to be Paid
US dollars
December 31,
(in thousands)	2023

First year	355
Second year	237
592